Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Warrant Liabilities	Warrant Liabilities

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrant Liabilities
As of December 31, 2022	$6,191	$311	$1,833	$8,335
Change in fair value of financial instruments	(4,174)	(214)	(1,152)	(5,540)
As of December 31, 2023	$2,017	$97	$681	$2,795

Liberty Warrants and Liberty Advisory Fee Warrant
In 2022, the Liberty Warrants and the Liberty Advisory Fee Warrant were initially recognized as a liability with a fair value of $30.9 million. The Liberty Warrants and the Liberty Advisory Fee Warrant remain unexercised and were remeasured to fair value of $2.0 million as of December 31, 2023.
PIPE Warrant
In 2022, the PIPE Warrant was initially recognized as a liability with a fair value of $1.3 million. The PIPE Warrant remains unexercised and was remeasured to fair value of $0.1 million as of December 31, 2023.

$8.63 Warrants
In connection with the Merger, we entered into an Assignment, Assumption and Amendment Agreement (the “Amended Warrant Agreement”), dated January 25, 2022, with the Sponsor and CF V that amends the Warrant Agreement (the “Existing Warrant Agreement”), dated January 28, 2021.
Pursuant to the Existing Warrant Agreement, we issued Public Warrants to purchase 8,333,333 Class A ordinary shares and 200,000 private placement Warrants. Additionally, we agreed to issue the Forward Purchase Warrant to purchase 333,333 Class A ordinary shares pursuant to the Amended and Restated Forward Purchase Agreement (together, with the Public Warrants and the private placement Warrants, the “$8.63 Warrants”).
All of the $8.63 Warrants are governed by the Existing Warrant Agreement. The $8.63 Warrants became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date (January 25, 2027), or earlier upon redemption or liquidation.
The $8.63 Warrants were initially recognized as a liability with a fair value of $4.9 million. On April 1, 2022, we determined pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022, that the warrant price with respect to the warrants issued and outstanding was adjusted from $11.50 to $8.63 and the redemption price was adjusted from $18.00 to $13.50. The $8.63 Warrants had a fair value of $0.7 million as of December 31, 2023.

Public Warrants to purchase 613,111 Class A ordinary shares with an intrinsic value of $0.3 million were exercised during the year ended December 31, 2022.